First Trust Europe AlphaDEX Fund Annual Fund Operating Expenses - First Trust Europe AlphaDEX Fund - First Trust Europe AlphaDEX Fund	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.80%	[1]

[1]	Expenses have been restated to reflect the current fiscal year.